Supplement dated June 18, 2015, to the following statement of additional information:

American Beacon Money Market Select Fund
American Beacon U.S. Government Money Market Select Fund
Statement of Additional Information dated December 29, 2015

Effective as of June 17, 2015, all references to Wyatt L. Crumpler in the "Trustees and Officers of the Trust- Principal Officers of the Trust" section of each Fund's statement of additional information are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE